Taxation (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Value-Added Tax, service revenue (as a percent)	6.00%	6.00%
Value-Added Tax, merchandize revenue (as a percent)	16.00%	16.00%
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	¥ 127,395	$ 18,531	¥ (13,200)	¥ 181,786
Description of Profit tax Rate Assessable to Profits	with half-rate of 8.25% may apply for the first HK$2,000 of assessable profits for years of assessment beginning on or after April 1, 2018.	with half-rate of 8.25% may apply for the first HK$2,000 of assessable profits for years of assessment beginning on or after April 1, 2018.
Operating Loss Carryforwards	¥ 457,030
PRC Subsidiaries [Member]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	242,543
non-PRC subsidiaries [Member]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	¥ 369,938